Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2015
VP - EATON VANCE FLOATING-RATE INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF VP – EATON VANCE FLOATING-RATE INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Variable Portfolio (VP) – Eaton Vance Floating-Rate Income Fund (the Fund) seeks to provide shareholders with a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

		Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities.

These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “high yield securities” or “junk bonds”) or, if unrated, determined to be of comparable quality. The Fund invests in senior floating rate loans of borrowers (Senior Loans). The Fund may also purchase secured and unsecured subordinated loans, second lien loans and subordinate bridge loans (Junior Loans), or other floating rate debt securities, fixed income debt securities and money market instruments. For purposes of the 80% policy, money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

The Fund may invest up to 25% of its net assets in foreign investments.

		Floating rate loans are debt obligations of companies and other similar entities that have interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate (such as London Interbank Offered Rate (commonly known as LIBOR) plus a premium). Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund may acquire loans directly through the agent or from another holder of the loan by assignment. They are generally valued on a daily basis by independent pricing services.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. The value of loans or fixed-income securities, or other instruments or assets, may decline if the borrower or the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Rating agencies assign credit ratings to certain loans and fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade loans or fixed-income securities (commonly called “high-yield” or “junk”) are subject to greater price fluctuations and are more likely to experience a default than investment grade loans or securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated loans or securities, or if the ratings of loans or securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a loan that is adverse to the holders of the loan. Such actions may include invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect its NAV. Loans that have a lower priority for repayment in an issuer’s capital structure may involve a higher degree of overall risk than more senior loans of the same borrower.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Highly Leveraged Transactions Risk. The loans or other securities in which the Fund invests may include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult or costly to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate and other loans may not be fully collateralized and may decline in value.

Interest  Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed-income securities held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Securities with floating coupon rates are typically less sensitive to interest rate changes, but these securities may decline in value if their coupon rates do not rise as much as, or keep pace with, yields on such types of securities. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s NAV.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans or other assets may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Price volatility may be higher for illiquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Price volatility, liquidity of the market and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell securities in a down market.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Under certain market conditions, debt securities may have greater price volatility than equity securities. An investment in the Fund could lose money over short or long periods.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, the investment might not be called as expected, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.

		Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.

Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.

		The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 1st Quarter 2012 3.05% Worst 3rd Quarter 2011 -2.55%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2014)
VP - EATON VANCE FLOATING-RATE INCOME FUND | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.79%
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	252
5 years	rr_ExpenseExampleYear05	439
10 years	rr_ExpenseExampleYear10	978
1 year	rr_ExpenseExampleNoRedemptionYear01	81
3 years	rr_ExpenseExampleNoRedemptionYear03	252
5 years	rr_ExpenseExampleNoRedemptionYear05	439
10 years	rr_ExpenseExampleNoRedemptionYear10	978
1 Year	rr_AverageAnnualReturnYear01	0.81%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.81%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2010
VP - EATON VANCE FLOATING-RATE INCOME FUND | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.04%
1 year	rr_ExpenseExampleYear01	106
3 years	rr_ExpenseExampleYear03	331
5 years	rr_ExpenseExampleYear05	574
10 years	rr_ExpenseExampleYear10	1,271
1 year	rr_ExpenseExampleNoRedemptionYear01	106
3 years	rr_ExpenseExampleNoRedemptionYear03	331
5 years	rr_ExpenseExampleNoRedemptionYear05	574
10 years	rr_ExpenseExampleNoRedemptionYear10	1,271
2011	rr_AnnualReturn2011	2.33%
2012	rr_AnnualReturn2012	7.23%
2013	rr_AnnualReturn2013	3.92%
2014	rr_AnnualReturn2014	0.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.55%)
1 Year	rr_AverageAnnualReturnYear01	0.56%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.38%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2010
VP - EATON VANCE FLOATING-RATE INCOME FUND | S&P/LSTA Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.60%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.89%